Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The carrying amounts of goodwill at the beginning and end of the current and previous periods are set out below.

	2020 $	2019 $

Balance – Beginning of period	358,802,534	147,120,852
Adjustments (note 3)	126,315	(5,104,587)
Business acquisitions (note 3)	1,674,764	216,786,269

Balance – End of period	360,603,613	358,802,534

Schedule of Carrying amount of goodwill
The carrying amount of goodwill attributed to each reporting unit was as follows:

	2020 $	2019 $

Florida	256,270,533	255,002,971
Northeast	3,569,801	3,569,801
Texas	92,803,338	92,669,821
Other	7,959,941	7,559,941

	360,603,613	358,802,534